Omnibus Incentive Compensation Plan (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 1,013	$ 1,019
Total compensation cost related to non-vested awards	1,030
Unvested Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partners capital accrued distributions to unvested units	$ 454